OPERATING LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating lease expense	$ 1,268	$ 1,485
Weighted-average remaining lease term	4 years 6 months 21 days
Weighted-average discount rate	0.1286%